Investments	12 Months Ended
Mar. 31, 2025
Investments
6. Investments
The Company’s investments consisted of the following:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Investments in equity method investees	$68.1	$68.4
Other investments (1)	9.7	6.4

	$77.8	$74.8

(1)	Other investments represents equity investments without readily determinable fair values.
Equity Method Investments:
The Company has investments in various equity method investees with ownership percentages ranging from approximately 6% to 49%. These investments include:
Spyglass.
 Spyglass is a global premium content company, focused on developing, producing, financing and acquiring motion pictures and television programming across all platforms for worldwide audiences. On April 17, 2025, the Company sold its equity method ownership interest in Spyglass. See Note 22 for further information.
STARZPLAY Arabia.
 STARZPLAY Arabia (Playco Holdings Limited) offers a STARZ-branded online subscription video-on-demand
service in the Middle East and North Africa. On October 17, 2022, the Company sold a portion of its ownership interest in STARZPLAY Arabia and received net proceeds of $43.4 million, and the Company recorded a gain of $43.4 million on the sale which is included in gain on investments in the Company’s consolidated statements of operations. Subsequent to the transaction, the Company continues to hold a minority ownership interest in STARZPLAY Arabia.
Roadside Attractions
. Roadside Attractions is an independent theatrical distribution company.
Pantelion Films.
 Pantelion Films is a joint venture with Videocine, an affiliate of Televisa, which produces, acquires and distributes a slate of English and Spanish language feature films that target Hispanic moviegoers in the U.S.
42.
 42 is a fully integrated management and production company, producing film, television and content, representing actors, writers, directors, comedians, presenters, producers, casting directors and media book rights; with offices in London and Los Angeles.
Other.
 In addition to the equity method investments discussed above, the Company holds ownership interests in other immaterial equity method investees.

LIONS GATE ENTERTAINMENT CORP [Member]
Investments
5. Investments
The Company’s investments consisted of the following:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Investments in equity method investees	$68.1	$68.4
Other investments (1)	9.7	6.4

	$77.8	$74.8

(1)	Other investments represents equity investments without readily determinable fair values.

Equity Method Investments:
The Company has investments in various equity method investees with ownership percentages ranging from approximately 6% to 49%. These investments include:
Spyglass.
 Spyglass is a global premium content company, focused on developing, producing, financing and acquiring motion pictures and television programming across all platforms for worldwide audiences. On April 17, 2025, the Company sold its equity method ownership interest in Spyglass. See Note 21 for further information.
STARZPLAY Arabia.
 STARZPLAY Arabia (Playco Holdings Limited) offers a STARZ-branded online subscription video-on-demand
service in the Middle East and North Africa. On October 17, 2022, the Company sold a portion of its ownership interest in STARZPLAY Arabia and received net proceeds of $43.4 million, and the Company recorded a gain of $43.4 million on the sale which is included in gain on investments in the Company’s consolidated statements of operations. Subsequent to the transaction, the Company continues to hold a minority ownership interest in STARZPLAY Arabia.
Roadside Attractions
. Roadside Attractions is an independent theatrical distribution company.
Pantelion Films.
 Pantelion Films is a joint venture with Videocine, an affiliate of Televisa, which produces, acquires and distributes a slate of English and Spanish language feature films that target Hispanic moviegoers in the U.S.
42.
 42 is a fully integrated management and production company, producing film, television and content, representing actors, writers, directors, comedians, presenters, producers, casting directors and media book rights; with offices in London and Los Angeles.
Other.
 In addition to the equity method investments discussed above, the Company holds ownership interests in other immaterial equity method investees.